Stockholder's Equity	6 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Equity [Abstract]
Stockholder's Equity
9.	Stockholders’ Equity
Common Stock
As of June 30, 2021, the Company was authorized to issue
 440,000,000
shares of common stock, consisting of
 400,000,000
shares of Class A Common Stock and
40,000,000
shares of Class F Common Stock. Holders of the Company’s common stock are entitled to one vote for each share of common stock and vote together as a single class. At June 30, 2021, there were
34,500,000
shares of Class A Common Stock and
 8,625,000
shares of Class F Common Stock issued and outstanding, respectively
.
Preferred Stock
As of June 30, 2021, the Company was authorized to issue
 1,000,000
shares of preferred stock, par value
$0.0001
per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Company’s board of directors. As of June 30, 2021, there were no
shares of preferred stock issued and outstanding.

10 .	Stockholders’ Equity
Common Stock
The Company is authorized to issue 440,000,000

shares of common stock, consisting of 400,000,000 shares of Class A common stock, par value $0.0001 per share and 40,000,000

shares of Class F Common Stock, par value $0.0001

per share. Holders of the Company’s common stock are entitled to one vote for each share of common stock and vote together as a single class. At December 31, 2020, there were 34,500,000 shares of Class A common stock and

8,625,000

shares of Class F Common Stock issued and outstanding, respectively.
Preferred Stock
The Company is authorized to issue 1,000,000

shares of preferred stock, par value $0.0001

per share, with such designations, voting and other rights and preferences as may be determined from time to time by the Board of Directors. At December 31, 2020, there were no shares of preferred stock issued and outstanding.